UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03231

SEI LIQUID ASSET TRUST

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

155 Federal St.

Boston, MA 02110

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2013

Date of reporting period: June 30, 2013

Item 1.	Reports to Stockholders.

June 30, 2013

ANNUAL REPORT

SEI Liquid Asset Trust

† Prime Obligation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SEI LIQUID ASSET TRUST — JUNE 30, 2013

To Our Shareholders:

In fixed-income markets, the twelve-month period ended June 30, 2013 was bookended by two extremes. It began with widespread anticipation of the Federal Reserve’s (Fed) third round of quantitative easing (QE3), and ended with widespread concern over the Fed’s eventual unwinding of those efforts. For most of the period, Treasury yields were low and moved sideways to slightly higher. However, in May and June, as economic data firmed and fears of Fed ‘tapering’ intensified, they moved sharply higher, and as a result, yields on 10-year and 30-year Treasury bonds reached levels last seen in 2011. (Bond yields and bond prices move inversely.) Importantly for investors, this move was not the result of renewed inflation expectations, which remain well contained. Rather, it reflected expectations for stronger economic growth, and by extension, an eventual end to the Fed’s unconventional monetary accommodation. While the economic recovery has continued to be sluggish, recent improvements in confidence among consumers, investors and policymakers raise the probability that monetary policy will become less accommodative, resulting in higher interest rates.

Performance across fixed-income sectors was mixed. In corporates, yield spreads over Treasuries narrowed, supported by strong fundamentals, as default rates remained low and issuers’ balance sheets remained strong. There was quite a bit of issuance during the period, but the majority was for refinancing purposes, which serves to further strengthen balance sheets while keeping a lid on net new supply. In absolute terms, the corporate sector, like nearly all areas of the fixed-income markets, sold off in May and June on Fed tapering concerns. Conditions during the selloff were exacerbated by poor liquidity, which reflects certain aspects of the financial regulations now being implemented. (It could take markets some time to fully adapt to the recent regulatory overhaul.) In the mortgage sector, performance of agency and non-agency mortgage-backed securities (MBS) varied. Agency MBS spreads narrowed dramatically following the announcement of QE3 in 2012. However, they widened just as dramatically in May and June of 2013, as rising interest rates raised the risk of MBS cash flows being extended further into the future, and higher volatility created greater uncertainty for agency investors. Non-agency MBS performed well for most of the period, although they were also hurt in the selloff. Rising home prices and slow-but-steady improvements in the labor market supported underlying credit quality. However, significant liquidations from banks and agencies put pressure on the market in May and June.

Although the last two months of the Fund’s fiscal year were challenging ones for fixed-income investors, we believe the underlying fundamentals remain solid, and we are watching carefully for any signs of deterioration.

On behalf of SEI Investments, I want to thank you for the confidence you have in the SEI Liquid Asset Trust. We are working every day to maintain that confidence, and we look forward to serving your investment needs in the future.

Sincerely,

Robert A. Nesher

President

SEI Liquid Asset Trust / Annual Report / June 30, 2013	1

SCHEDULE OF INVESTMENTS

Prime Obligation Fund

June 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A) (B) — 43.7%
ANZ New Zealand International (C)
0.240%, 11/06/13	$10,000	$9,991
ASB Finance (C)
0.260%, 07/25/13	479	479
0.240%, 09/12/13	2,125	2,124
0.200%, 09/16/13	5,400	5,398
0.260%, 10/03/13	3,360	3,358
0.250%, 10/22/13	6,995	6,989
Bank of Tokyo-Mitsubishi
0.240%, 10/07/13	105	105
BNZ International Funding (C)
0.260%, 08/08/13	5,655	5,653
0.240%, 10/17/13	17,600	17,587
0.230%, 12/13/13	15,000	14,984
Chariot Funding (C)
0.300%, 07/02/13	1,945	1,945
0.300%, 07/10/13	1,675	1,675
0.270%, 08/29/13	2,000	1,999
0.240%, 12/12/13	2,136	2,134
0.240%, 12/16/13	16,290	16,272
Coca-Cola (C)
0.170%, 10/21/13	2,020	2,019
0.180%, 11/04/13	7,000	6,996
0.220%, 02/03/14	5,550	5,543
Commonwealth Bank of Australia (C)
0.230%, 10/22/13	11,000	10,992
DNB Bank (C)
0.210%, 07/01/13	3,000	3,000
Fairway Finance (C)
0.220%, 07/25/13	2,029	2,029
FCAR Owner Trust
0.331%, 07/02/13	5,140	5,140
0.270%, 07/08/13	9,245	9,245
0.270%, 08/01/13	1,950	1,950
0.250%, 08/06/13	825	825
0.300%, 08/09/13	2,745	2,744
0.280%, 09/09/13	241	241
0.280%, 10/04/13	4,119	4,116
0.280%, 11/04/13	920	919
0.290%, 11/15/13	7,840	7,831
0.280%, 12/11/13	1,151	1,150

Description	Face Amount ($ Thousands)	Value ($ Thousands)

General Electric Capital
0.240%, 08/13/13	$5,000	$4,999
0.230%, 10/30/13	10,000	9,992
0.230%, 11/01/13	6,000	5,995
0.230%, 12/02/13	10,000	9,990
Google (C)
0.170%, 10/01/13	5,860	5,857
Gotham Funding (C)
0.210%, 07/08/13	8,775	8,775
0.210%, 07/09/13	2,445	2,445
0.190%, 08/05/13	9,460	9,458
Jupiter Securitization (C)
0.300%, 07/02/13	1,925	1,925
0.300%, 07/03/13	12,875	12,875
0.300%, 07/10/13	1,675	1,675
0.270%, 08/08/13	2,805	2,804
0.240%, 12/09/13	895	894
0.240%, 12/10/13	7,437	7,429
0.240%, 12/12/13	1,068	1,067
0.240%, 12/17/13	5,000	4,994
Manhattan Asset Funding (C)
0.180%, 07/10/13	2,490	2,490
0.200%, 08/06/13	1,070	1,070
0.210%, 08/09/13	1,565	1,565
0.200%, 08/12/13	10,805	10,802
0.220%, 08/20/13	3,000	2,999
MetLife Short-Term Funding (C)
0.260%, 07/15/13	4,000	4,000
0.170%, 09/03/13	4,125	4,124
0.190%, 09/23/13	5,965	5,962
Nestle Capital (C)
0.140%, 08/05/13	4,660	4,659
New York Life Capital (C)
0.140%, 07/18/13	1,145	1,145
0.140%, 08/01/13	4,360	4,359
Old Line Funding (C)
0.210%, 08/01/13	5,645	5,644
0.210%, 08/14/13	3,520	3,519
0.200%, 09/17/13	7,000	6,997
0.230%, 10/15/13	9,230	9,224
0.230%, 11/27/13	4,325	4,321
Procter & Gamble (C)
0.160%, 08/01/13	10,595	10,593
Prudential (C)
0.210%, 07/01/13	11,000	11,000
0.200%, 07/22/13	8,940	8,939
Skandinaviska Enskilda Banken (C)
0.210%, 07/03/13	1,100	1,100
Thunder Bay Funding (C)
0.210%, 08/09/13	450	450
0.210%, 08/14/13	6,160	6,158
0.220%, 08/15/13	9,101	9,098
0.240%, 12/18/13	10,000	9,989

2	SEI Liquid Asset Trust / Annual Report / June 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Toyota Credit Canada
0.210%, 08/15/13	$3,000	$2,999
Toyota Financial Services de Puerto Rico
0.220%, 07/17/13	10,000	9,999
0.220%, 07/19/13	10,250	10,249
0.250%, 12/16/13	4,400	4,395
Toyota Motor Credit
0.230%, 12/12/13	6,343	6,336
0.230%, 12/16/13	10,000	9,989
0.250%, 12/19/13	5,000	4,994
Victory Receivables (C)
0.170%, 07/09/13	3,868	3,868
Westpac Securities (C)
0.250%, 08/19/13	22,000	21,992

Total Commercial Paper (Cost $451,635) ($Thousands)		451,635

CERTIFICATES OF DEPOSIT (A) — 17.9%
Bank of Montreal
0.526%, 07/19/13	535	535
0.240%, 10/24/13	5,000	5,000
Bank of Nova Scotia
0.453%, 06/18/13	180	180
0.697%, 07/18/13	530	531
0.230%, 10/10/13	14,000	14,000
Bank of Tokyo-Mitsubishi
0.200%, 08/06/13	6,000	6,000
Branch Banking & Trust
0.200%, 08/02/13	19,500	19,500
0.190%, 10/01/13	9,000	9,000
DNB Bank
0.180%, 08/30/13	9,000	9,000
0.270%, 10/02/13	625	625
Skandinaviska Enskilda Banken
0.970%, 07/23/13	5,600	5,603
0.350%, 07/23/13	1,000	1,000
0.200%, 09/12/13	19,400	19,400
Sumitomo Mitsui Banking
0.230%, 07/02/13	6,600	6,600
0.230%, 07/16/13	8,965	8,965
0.230%, 08/02/13	1,500	1,500
0.230%, 08/14/13	9,000	9,000
0.230%, 09/12/13	3,100	3,100
Svenska Handelsbanken
0.205%, 07/16/13	9,000	9,000
0.285%, 07/24/13	1,755	1,755
0.190%, 08/22/13	9,290	9,290
0.185%, 09/13/13	12,000	12,000
0.210%, 09/20/13	2,925	2,925
0.823%, 09/25/13	405	406
Toronto-Dominion Bank
0.230%, 11/12/13	12,500	12,500
0.260%, 01/06/14	7,429	7,429
0.250%, 01/13/14	9,500	9,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Westpac Securities
1.005%, 09/09/13	$379	$380

Total Certificates of Deposit (Cost $184,724) ($Thousands)		184,724

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8%
FFCB (D)
0.250%, 07/01/13	3,981	3,981
0.230%, 07/01/13	780	780
0.173%, 07/14/13	8,890	8,888
0.196%, 07/23/13	9,000	9,000
FHLB
0.190%, 07/01/13 (D)	4,065	4,065
0.190%, 07/01/13 (D)	3,320	3,320
0.180%, 07/01/13 (D)	2,660	2,660
0.300%, 11/22/13	460	460
0.300%, 11/25/13	320	320
4.875%, 11/27/13	915	932
0.300%, 12/06/13	1,010	1,010
FHLMC
0.390%, 07/01/13(D)	7,020	7,020
0.375%, 11/27/13	586	586
FNMA (D)
0.330%, 07/01/13	2,500	2,500
0.320%, 07/01/13	1,000	1,000
0.202%, 07/20/13	55	55
0.172%, 07/20/13	4,590	4,589
0.164%, 07/27/13	9,000	8,996

Total U.S. Government Agency Obligations (Cost $60,162) ($Thousands)		60,162

MUNICIPAL BONDS (D) — 3.7%

Arizona — 0.1%
Pima County, Industrial Development Authority, RB
0.060%, 07/03/13	1,200	1,200

California — 0.4%
California, Statewide Communities Development Authority, RB
0.050%, 07/04/13	1,860	1,860
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.030%, 07/04/13	650	650
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.040%, 07/04/13	1,215	1,215

		3,725

SEI Liquid Asset Trust / Annual Report / June 30, 2013	3

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Continued)

June 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Multi-Family Housing Program, Ser A-1, RB
0.120%, 07/03/13	$830	$830

Florida — 0.0%
Miami-Dade County, Industrial Development Authority, RB
0.160%, 07/04/13	400	400

Indiana — 0.2%
Indiana, Finance Authority, Ser F, RB
0.050%, 07/04/13	2,200	2,200

Iowa — 0.3%
Iowa State, Finance Authority, Ser C, RB
0.128%, 07/04/13	1,980	1,980
Iowa State, Finance Authority, Ser G, RB
0.130%, 07/04/13	55	55
Iowa State, Finance Authority, Ser M, RB
0.130%, 07/04/13	650	650

		2,685

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.170%, 07/04/13	635	635

Michigan — 0.3%
Kent, Hospital Finance Authority, Ser C, RB
0.060%, 07/03/13	3,345	3,345

Minnesota — 0.2%
Minnesota State, Office of Higher Education, Ser A, RB
0.180%, 07/04/13	1,780	1,780

Mississippi — 0.1%
Mississippi Authority, Business Finance, Ser A, RB
0.050%, 07/01/13	1,325	1,325

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.070%, 07/03/13	755	755

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Hampshire — 0.0%
New Hampshire State, Health & Educational Facilities Authority, Dartmouth College Project, Ser C, RB
0.120%, 07/03/13	$390	$390

New York — 0.2%
City of New York, Sub-Ser D-3, GO
0.040%, 07/01/13	1,475	1,475

Ohio — 0.1%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.060%, 07/04/13	1,370	1,370

Rhode Island — 0.1%
Rhode Island, Health & Educational Building, Ser B, RB
0.060%, 07/03/13	1,375	1,375

South Carolina — 0.1%
South Carolina, Jobs-Economic Development Authority, Ser C, RB
0.070%, 07/03/13	1,070	1,070

Texas — 1.0%
Texas State, Small Business Project, Ser B, GO
0.110%, 07/04/13	2,245	2,245
Texas State, Veterans Assistance, Ser I, GO
0.128%, 07/03/13	605	605
Texas State, Veterans Housing Assistance, GO
0.130%, 07/03/13	1,075	1,075
Texas State, Veterans Housing Assistance, Ser A-2, GO
0.128%, 07/03/13	2,000	2,000
Texas State, Veterans Housing Assistance, Ser C, GO
0.130%, 07/03/13	2,045	2,045
Texas State, Veterans Housing Fund II, Ser B-2, GO
0.128%, 07/03/13	300	300
Texas State, Veterans Land Project, GO
0.140%, 07/02/13	615	615
0.138%, 07/02/13	180	180
University of Texas System, Ser B, RB
0.040%, 07/04/13	1,580	1,580

		10,645

4	SEI Liquid Asset Trust / Annual Report / June 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, Wheaton Franciscan Services Project, Ser B, RB
0.060%, 07/03/13	$500	$500
Wisconsin State, Health & Educational Facilities Authority, Wheaton Franciscan System Project, RB
0.060%, 07/03/13	2,300	2,300
Wisconsin State, Housing & Economic Development Authority, Wheaton Franciscan System Project, Ser B, RB
0.108%, 07/04/13	310	310

		3,110

Total Municipal Bonds (Cost $38,315) ($Thousands)		38,315

TIME DEPOSIT — 1.9%
Bank of Tokyo-Mitsubishi
0.080%, 07/01/13	20,000	20,000

Total Time Deposit (Cost $20,000) ($Thousands)		20,000

CORPORATE OBLIGATIONS — 1.7%
ANZ New Zealand International (C)
6.200%, 07/19/13	2,333	2,340
Bank of Nova Scotia
2.375%, 12/17/13	1,692	1,708
General Electric Capital
0.776%, 07/25/13 (D)	7,410	7,423
1.875%, 09/16/13	921	924
0.496%, 09/28/13 (D)	1,505	1,507
HSBC Bank (C)
1.625%, 08/12/13	1,649	1,652
New York Life Global Funding (C)
1.850%, 12/13/13	630	634
Royal Bank of Canada
2.100%, 07/29/13	524	525
Toyota Motor Credit
1.375%, 08/12/13	253	253
Westpac Banking
2.100%, 08/02/13	649	650

Total Corporate Obligations (Cost $17,616) ($Thousands)		17,616

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (E) — 24.7%
Barclays Capital 0.100%, dated 06/28/13, to be repurchased on 07/01/13, repurchase price $14,000,117 (collateralized by United States Treasury Note, par value $14,425,600, 0.125%, 07/15/22; with total market value $14,280,147)	$14,000	$14,000
Goldman Sachs 0.120%, dated 06/28/13, to be repurchased on 07/01/13, repurchase price $30,000,300 (collateralized by various FHLMC obligations, ranging in par value $15,013,969-$19,623,376, 2.439%-3.500%, 02/01/42-04/01/42; with total market value $30,600,306)	30,000	30,000
JPMorgan Chase 0.130%, dated 06/28/13, to be repurchased on 07/01/13, repurchase price $35,000,379 (collateralized by FNMA, par value $35,140,000, 3.500%, 06/01/43; with total market value $35,704,960)	35,000	35,000
Mizuho Securities 0.140%, dated 06/28/13, to be repurchased on 07/01/13, repurchase price $37,870,442 (collateralized by various corporate obligations*, ranging in par value $5,000-$20,882,475, 0.579%-8.500%, 08/01/13-01/20/43; with total market value $39,055,111)	37,870	37,870
RBC Capital 0.180%, dated 06/27/13, to be repurchased on 07/03/13, repurchase price $7,860,236 (collateralized by various corporate obligations*, ranging in par value $156-$2,908,644, 3.950%-8.550%, 10/23/17-03/15/22; with total market value $8,253,165)	7,860	7,860
RBC Capital 0.180%, dated 06/27/13, to be repurchased on 07/02/13, repurchase price $7,860,197 (collateralized by various corporate obligations*, ranging in par value $441,853-$2,938,530, 1.287%-10.179%, 06/26/15-05/30/23; with total market value $8,253,166)	7,860	7,860

SEI Liquid Asset Trust / Annual Report / June 30, 2013	5

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Continued)

June 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
RBC Capital 0.180%, dated 06/25/13, to be repurchased on 07/02/13, repurchase price $7,765,272 (collateralized by various corporate obligations*, ranging in par value $15,554-$2,465,981, 0.634%-6.625%, 06/26/15-04/15/22; with total market value $8,177,633)	$7,765	$7,765
RBC Capital 0.180%, dated 06/26/13, to be repurchased on 07/03/13, repurchase price $3,890,136 (collateralized by various corporate obligations*, ranging in par value $231,721-$1,100,000, 0.625%-6.300%, 06/16/14-12/08/21; with total market value $4,084,603)	3,890	3,890
RBC Capital 0.180%, dated 06/26/13, to be repurchased on 07/03/13, repurchase price $3,890,136 (collateralized by various corporate obligations*, ranging in par value $80-$4,006,721, 0.000%-0.000%, 09/09/13-11/21/13; with total market value $4,006,801)	3,890	3,890
RBC Capital 0.130%, dated 06/28/13, to be repurchased on 07/01/13, repurchase price $30,000,325 (collateralized by various GNMA, FHLMC and FNMA obligations, ranging in par value $91,865-$25,000,000, 1.960%-5.513%, 05/01/28-06/01/43; with total market value $30,600,332)	30,000	30,000
RBC Capital 0.100%, dated 06/28/13, to be repurchased on 07/01/13, repurchase price $51,143,426 (collateralized by United States Treasury Bonds, par value $55,714,100, 3.125%, 02/15/43; with total market value $52,166,302)	51,143	51,143
Wells Fargo 0.290%, dated 06/27/13, to be repurchased on 07/03/13, repurchase price $7,150,346 (collateralized by various corporate obligations*, ranging in par value $1,657,000-$4,240,000, 4.700%-6.400%, 06/02/14-01/15/21; with total market value $7,524,893)	7,150	7,150

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wells Fargo 0.290%, dated 06/25/13, to be repurchased on 07/02/13, repurchase price $7,065,398 (collateralized by various corporate obligations*, ranging in par value $422,657-$1,401,225, 2.500%-7.050%, 02/15/15-03/15/19; with total market value $7,418,609)	$7,065	$7,065
Wells Fargo 0.130%, dated 06/28/13, to be repurchased on 07/01/13, repurchase price $12,600,137 (collateralized by various corporate obligations*, ranging in par value $480,700-$2,192,619, 1.350%-9.250%, 09/15/14-03/01/22; with total market value $13,232,859)	12,600	12,600

Total Repurchase Agreements (Cost $256,093) ($Thousands)		256,093

Total Investments — 99.4% (Cost $1,028,545)($ Thousands)		$1,028,545

* A list of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at June 30, 2013, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
Mizuho Securities	Xerox	1.680%	09/13/13	$3,900
	Walgreen	4.875	08/01/13	4,000
	Walgreen	0.772	03/13/14	250
	TECO Finance	4.000	03/15/16	110
	Pioneer Natural Resources	6.650	03/15/17	1,145
	Petrobras Global Finance	1.894	05/20/16	55
	Petrobras Global Finance	2.000	05/20/16	335
	Petrobras Global Finance	2.414	01/15/19	295
	Petrobras Global Finance	2.875	02/06/15	15
	NextEra Energy Capital Holdings	1.611	06/01/14	10
	Morgan Stanley	0.579	01/09/14	150
	Marathon Oil	0.900	11/01/15	2,000
	Kraft Foods	5.375	02/10/20	300
	GNMI SF AD1634	3.000	01/15/43	249
	GNMI SF AD1612	2.500	01/15/43	3,001
	GNII SF MA0852	3.500	01/20/43	20,882
	FMC Technologies	2.000	10/01/17	25
	Energy Transfer Partners	8.500	03/15/14	5
	Eaton	0.638	06/16/14	600
	CSX	3.700	10/30/20	350
	CF Industries	7.125	05/01/20	300
	Barclays Bank	5.140	10/14/20	380
	Inversiones CMPC	4.500	03/25/22	150
RBC	Kraft Foods	6.125	02/01/18	201
	Ecolab	4.350	12/08/21	—
	Dow Chemical	8.550	05/15/19	1,764
	Diageo	5.750	10/23/17	2,484
	Noble Holding International	3.950	03/15/22	2,909
RBC	Merck	0.634	05/18/18	16
	Husky Energy	3.950	04/15/22	21
	Blackstone Holdings Finance	6.625	08/15/19	3,294
	Alterra Finance	6.250	09/30/20	2,466
	Wells Fargo	1.287	06/26/15	1,336
RBC	Kraft Foods	6.125	02/01/18	2,110
	Glencore Funding	4.125	03/30/23	2,939
	Barclays Bank	10.179	06/12/21	2,105
	Wells Fargo	1.287	06/26/15	442

6	SEI Liquid Asset Trust / Annual Report / June 30, 2013

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Concluded)

June 30, 2013

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC	JPMorgan Chase	6.300%	04/23/19	$996
	Ecolab	4.350	12/08/21	359
	Diageo	0.625	04/29/16	1,204
	John Deere Capital	0.450	06/16/14	232
	Toyota Motor Credit	1.000	02/17/15	1,100
RBC	Sumitomo Mitsui Banking	0.000	09/09/13	4,007
	Thunder Bay Funding	0.000	11/21/13	—
Wells Fargo	Hewlett Packard	4.750	06/02/14	4,240
	Dominion Resources	6.400	06/15/18	1,111
	Time Warner	4.700	01/15/21	1,657
Wells Fargo	Toronto Dominion Bank	2.500	07/14/16	432
	Progress Energy	7.050	03/15/19	1,401
	Norfolk Southern	5.257	09/17/14	1,400
	Dominion Resources	6.400	06/15/18	893
	Coventry Health Care	5.950	03/15/17	423
	Comcast	6.500	01/15/17	1,250
	Xerox	4.250	02/15/15	668
Wells Fargo	Torchmark	9.250	06/15/19	560
	SBC Communications	5.100	09/15/14	890
	Nisource Finance	6.125	03/01/22	1,005
	NBCUniversal Enterprise	1.974	04/15/19	1,931
	Medco Health Solutions	7.125	03/15/18	947
	HCP, Series E	5.375	02/01/21	481
	Duke Energy Holding	3.550	09/15/21	1,075
	Walt Disney	1.350	08/16/16	2,193
	DIRECTV Holdings	3.500	03/01/16	2,135
	Valero Energy	6.125	06/15/17	1,082

Percentages are based on Net Assets of $1,034,769 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on June 30, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

SEI Liquid Asset Trust / Annual Report / June 30, 2013	7

Statement of Assets and Liabilities ($ Thousands)

As of June 30, 2013

Prime Obligation Fund
ASSETS:
Investments, at value (Cost $772,452)	$772,452
Repurchase agreements, at value (Cost $256,093)	256,093
Receivable due from Affiliate	6,300
Accrued income	241
Prepaid expenses	16
Total Assets	1,035,102
LIABILITIES:
Payable due to administrator	103
Payable due to investment adviser	39
Chief Compliance Officer fees payable	1
Trustees’ fees payable	1
Accrued expenses	189
Total Liabilities	333
Net Assets	$1,034,769
NET ASSETS CONSIST OF:
Paid-in Capital	$1,034,772
Distributions in excess of net investment income	(5)
Accumulated net realized gain on investments	2
Net Assets	$1,034,769
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00
($1,034,768,825 ÷ 1,034,772,670 shares)

The accompanying notes are an integral part of the financial statements.

8	SEI Liquid Asset Trust / Annual Report / June 30, 2013

Statement of Operations ($ Thousands)

For the year ended June 30, 2013

Prime Obligation Fund
Investment Income:
Interest Income	$2,412
Expenses:
Administration Fees	3,984
Shareholder Servicing Fees — Class A	2,375
Investment Advisory Fees	465
Trustees’ Fees	17
Chief Compliance Officer Fees	5
Printing Fees	194
Professional Fees	58
Registration Fees	48
Custodian/Wire Agent Fees	46
Other Expenses	23
Total Expenses	7,215
Less, Waiver of:
Administration Fees	(2,523)
Shareholder Servicing Fees — Class A	(2,375)
Net Expenses	2,317
Net Investment Income	95
Net Increase in Net Assets Resulting from Operations	$95

The accompanying notes are an integral part of the financial statements.

SEI Liquid Asset Trust / Annual Report / June 30, 2013	9

Statements of Changes in Net Assets ($ Thousands)

For the years ended June 30,

	Prime Obligation Fund
	2013	2012
Operations:
Net Investment Income	$95	$95
Net Realized Gain on Investments	—	6
Net Increase in Net Assets Resulting from Operations	95	101
Dividends From:
Net Investment Income:
Class A	(95)	(95)
Net Realized Gain:
Class A	(10)	—
Total Dividends	(105)	(95)
Capital Share Transactions (all at $1.00 per share)
Class A:
Proceeds from Shares Issued	6,402,855	5,289,441
Reinvestment of Dividends	101	88
Cost of Shares Redeemed	(6,254,519)	(5,307,650)
Increase (Decrease) in Net Assets Derived from Capital Shares Transactions	148,437	(18,121)
Net Increase (Decrease) in Net Assets	148,427	(18,115)
Net Assets:
Beginning of Year	886,342	904,457
End of Year	$1,034,769	$886,342
Distributions in Excess of Net Investment Income	$(5)	$(2)

The accompanying notes are an integral part of the financial statements.

10	SEI Liquid Asset Trust / Annual Report / June 30, 2013

Financial Highlights

For the years ended June 30,

For a Share Outstanding Throughout Each Year

	Net Asset Value, Beginning of Year	Net Investment Income(1)		Net Realized and Unrealized Gains (Losses) on Securities		Payment by Affiliate	Total from Investment Operations		Dividends from Net Investment Income		Distributions From Net Realized Gains		Total Dividends and Distributions		Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Prime Obligation Fund
Class A:
2013	$1.00	$—	(2)	$—	(2)	$—	$—	(2)	$—	(2)	$—	(2)	$—	(2)	$1.00	0.01%		$1,034,769	0.24	%*	0.76%	0.01%
2012	1.00	—	(2)	—	(2)	—	—	(2)	—	(2)	—		—	(2)	1.00	0.01		886,342	0.25	*	0.77	0.01
2011	1.00	—	(2)	—	(2)	—	—	(2)	—	(2)	—		—	(2)	1.00	0.01		904,457	0.31	*	0.77	0.01
2010	1.00	—	(2)	—	(2)	—	—	(2)	—	(2)	—		—	(2)	1.00	0.01		892,905	0.30	**	0.78	0.01
2009	1.00	0.01		(0.03)		0.03	0.01		(0.01)		—		(0.01)		1.00	1.12	††	1,293,598	0.48	***	0.79	1.10

*	The Administrator has voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s daily average net assets. Had these waivers been excluded, the ratio would have been at the expense cap figure of 0.44%. See Note 3 of the Notes to Financial Statements.
**	The expense ratio includes the Treasury Guarantee Program Expense. The Fund participated in the Treasury Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. The Administrator voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s daily average net assets. Had these waivers and the Treasury Guarantee Program expense been excluded, the ratio would have been at the expense cap figure of 0.44%.
***	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Treasury Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had this expense been excluded, the ratio would have been 0.44%.
(1)	Per share calculations were performed using average shares.
(2)	Amount represents less than $0.01 per share.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been (1.61)%.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

SEI Liquid Asset Trust / Annual Report / June 30, 2013	11

Notes to Financial Statements

June 30, 2013

1. ORGANIZATION

SEI Liquid Asset Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with one fund: the Prime Obligation Fund (the “Fund”). The Trust is registered to offer Class A shares of the Fund. A description of the Fund’s investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized to maturity and are included in interest income. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended June 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

As of June 30, 2013, all of the Fund’s investments are Level 2. During the year ended June 30, 2013, there were no transfers between Level 1 and Level 2.

For the year ended June 30, 2013, there have been no significant changes to the fair valuation methodologies.

Illiquid Securities — To the extent consistent with its investment objective and strategies, the Fund may invest in illiquid securities. A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At June 30, 2013, the Fund did not own any illiquid securities.

Restricted Securities — Throughout the year, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Fund had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees. At June 30, 2013, the Fund did not own any restricted securities.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, the Fund may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank. Provisions of the agreements and the Trust’s policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited. At June 30, 2013, the Fund held

12	SEI Liquid Asset Trust / Annual Report / June 30, 2013

Repurchase Agreements in the amount of $256,093 ($ Thousands). Please refer to the Schedule of Investments for more information.

Expenses — Expenses that are directly related to the Fund are charged directly to the Fund.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Fund are distributed to the shareholders of the Fund annually.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as the Trust’s investment adviser (the “Adviser”) and “manager of managers” under an investment advisory agreement.

BofA Advisors, LLC (“BofA”), serves as sub-advisor to the Fund under an investment sub-advisory agreement. BofA is paid by SIMC. SIMC compensates BofA out of the fee it receives from the Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services for an annual fee, which is calculated daily and paid monthly, of 0.42% of the average daily net assets of the Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the “Class A Plan”) pursuant to which a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

The Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

The Administrator has contractually agreed to waive fees and to reimburse expenses, in order to keep total operating expenses, net of SIMC and SEI Investments Distribution Co.’s (the “Distributor”) fee

waivers, from exceeding 0.44% of the average daily net assets of the Fund. The Distributor is a wholly-owned and operated subsidiary of SEI Investments Company and a registered broker-dealer.

The Adviser and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.

The waivers by the Fund’s Adviser, Administrator and/or Distributor are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses. The waivers are voluntarily and the Fund’s Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

In addition, the Administrator has voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets. For the year ended June 30, 2013, the amount of this waiver totaled $1,851 ($ Thousands).

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for the Fund:

	Advisory Fees		Administration Fees	Shareholder Servicing Fees	Voluntary Expense Limitations
Class A	0.075	%(1)	0.42%	0.25%	0.44%

(1)	The Adviser receives an annual fee equal to 0.075% of the Trust’s average daily net assets up to $500 million and 0.02% of such net assets in excess of $500 million.

Other — Certain officers and/or trustees of the Trust are also officers and/or directors of the Administrator, the Distributor or SIMC. Compensation of officers and affiliated trustees of the Trust is paid by the Administrator and/or the Distributor.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s adviser, sub-advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future open ended investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest

SEI Liquid Asset Trust / Annual Report / June 30, 2013	13

Notes to Financial Statements (Concluded)

June 30, 2013

to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the year ended June 30, 2013, the Trust loaned funds from the Fund to the SEI Funds. The amount of lending was $744,524 ($ Thousands) and the interest received on the lending and the corresponding interest rate were $12 ($ Thousands) and 0.19%-0.39%, respectively. The average amount of lending during the year ended June 30, 2013 was $21,898 ($ Thousands). The Trust had a $6,300 ($ Thousands) outstanding loan under the interfund lending agreement at June 30, 2013, which is included as a receivable due from affiliate on the Statement of Assets and Liabilities.

4. FEDERAL INCOME TAXES

It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

These reclassifications, which have no impact on net asset value of the Fund, are primarily attributable to timing and character differences due to tax exempt interest and reclassification of distributions.

Accordingly, the following permanent differences have been reclassified to/from the following accounts during the year ended June 30, 2013 ($ Thousands):

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-in-Capital
$(3)	$4	$(1)

The tax character of dividends paid to Class A shareholders during the years ended June 30, 2012 and June 30, 2013 were as follows ($ Thousands):

Ordinary Income
2013	$105
2012	$95

As of June 30, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows ($ Thousands):

Undistributed Ordinary Income	$5
Other Temporary Differences	(8)

Total Accumulated Losses	$(3)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.

Management has analyzed the Fund’s tax positions taken on the federal tax returns for all open tax years and has concluded that as of June 30, 2013, no provision for income tax is required in the Fund’s financial statements.

5. NEW ACCOUNTING PRONOUNCEMENT

In June 2013, the Financial Accounting Standards Board (“FASB”) issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services—Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Fund’s financial statements.

6. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

14	SEI Liquid Asset Trust / Annual Report / June 30, 2013

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

SEI Liquid Asset Trust:

We have audited the accompanying statement of assets and liabilities of the SEI Liquid Asset Trust, comprised of the Prime Obligation Fund (the “Fund”), as of June 30, 2013, including the schedule of investments, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SEI Liquid Asset Trust, comprised of the Prime Obligation Fund, as of June 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

August 27, 2013

SEI Liquid Asset Trust / Annual Report / June 30, 2013	15

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of June 30, 2013.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the directors, and other directorships outside the fund complex of each of the persons currently serving as Directors and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Directors and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name, Age and Address	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED DIRECTORS
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 66 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Global Nominee Ltd., and SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 72 yrs. old	Trustee*	since 1982	Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Global Nominee, Ltd, and SEI Investments (Asia), Limited.
TRUSTEES
George J. Sullivan Jr. One Freedom Valley Drive, Oaks, PA 19456 70 yrs. old	Trustee	since 1996	Retired since January 2012. Self-employed Consultant, Newfound Consultants, Inc. since April 1997-December 2011.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, Director of SEI Structured Credit Fund L.P. and member of the independent review committee for SEI’s Canadian-registered mutual funds.

*Messrs.	Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP. and New Covenant Funds.

16	SEI Liquid Asset Trust / Annual Report / June 30, 2013

Name, Age and Address	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Nina Lesavoy One Freedom Valley Drive, Oaks, PA 19456 55 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital, since 2008. Managing Director, Cue Capital from March 2002 to March 2008.	96	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive, Oaks, PA 19456 65 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	96	Trustee/Director of Ariel Mutual Funds and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive, Oaks, PA 19456 71 yrs. old	Trustee	since 2007	Private Investor since 1994.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds.
Hubert L. Harris, Jr. One Freedom Valley Drive, Oaks, PA 19456 69 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	96	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute, Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 66 yrs. Old	President and CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive, Oaks, PA 19456 51 yrs. old	Controller and Chief Financial Officer	since 2011	Director, Fund Accounting, SEI Investments Global Funds Services (March 2011, September 2002 to March 2005 and 1997-2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009); Director, Portfolio Accounting, SEI Investments Global Fund Services (March 2005 to June 2006).	N/A	N/A

[1]

There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP. and New Covenant Funds.

SEI Liquid Asset Trust / Annual Report / June 30, 2013	17

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

Name, Age and Address	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Russell Emery One Freedom Valley Drive, Oaks, PA 19456 50 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012.	N/A	N/A
Timothy D. Barto One Freedom Valley Drive, Oaks, PA 19456 45 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
Aaron Buser One Freedom Valley Drive, Oaks, PA 19456 42 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive, Oaks, PA 19456 37 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker, Biddle & Reath LLP (law firm), May 2005-October 2008.	N/A	N/A
Stephen G. MacRae One Freedom Valley Drive, Oaks, PA 19456 45 yrs. old	Vice President	since 2012	Director of Global Investment Product Management, January 2004 to present.	N/A	N/A
Edward McCusker One Freedom Valley Drive, Oaks, PA 19456 29 yrs. old	Anti-Money Laundering Compliance Officer and Privacy Officer	since 2013	Compliance Manager of SEI Investments Company, May 2011-April 2013. Project Manager and AML Operations Lead of SEI Private Trust Company, September 2010-May 2011. Private Banking Client Service Professional of SEI Private Banking and Trust, September 2008-September 2010.	N/A	N/A

[1]

There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, L.P. and New Covenant Funds.

18	SEI Liquid Asset Trust / Annual Report / June 30, 2013

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratios	Expenses Paid During Period*
Prime Obligation Fund — Class A
Actual Fund Return	$1,000.00	$1,000.00	0.22%	$1.09
Hypothetical 5% Return	1,000.00	1,023.70	0.22	1.10

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

SEI Liquid Asset Trust / Annual Report / June 30, 2013	19

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Liquid Asset Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the sole series of the Trust (the “Fund”) and may manage the cash portion of the Fund’s assets. Pursuant to a separate sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-adviser (the “Sub-Adviser”) is responsible for the day-to-day investment management of all or a discrete portion of the assets of the Fund. The Sub-Adviser is also responsible for managing its employees who provide services to the Fund. The Sub-Adviser is selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Adviser’s skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Fund’s Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Fund’s Trustees must request and evaluate, and SIMC and the Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Adviser with respect to the Fund of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Adviser, including information about SIMC’s and the Sub-Adviser’s affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Adviser.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Adviser regarding: (i) the quality of SIMC’s and the Sub-Adviser’s investment management and other services; (ii) SIMC’s and the Sub-Adviser’s investment management personnel; (iii) SIMC’s and the Sub-Adviser’s operations and financial condition; (iv) SIMC’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC and the Sub-Adviser charge the Fund compared with the fees each charge to comparable mutual funds; (vi) the Fund’s overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Adviser’s profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Adviser’s compliance systems; (ix) SIMC’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Adviser’s reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Fund’s performance compared with similar mutual funds.

20	SEI Liquid Asset Trust / Annual Report / June 30, 2013

At the March 26 – 27, 2013 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Adviser to act in their respective capacities for the Fund. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meeting and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Fund under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Fund;

•	the Fund’s investment performance and how it compared to that of other comparable mutual funds;

•	the Fund’s expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•	the profitability of SIMC and the Sub-Adviser and their affiliates with respect to the Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Adviser and their affiliates; and

•

the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Adviser to the Fund and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Adviser’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s and the Sub-Adviser’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Adviser to the Fund and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Fund supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Fund’s performance relative to its peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Fund. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Fund supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Fund’s expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Fund’s net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Fund’s respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Adviser’s fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC and the Sub-Adviser, through waivers, have maintained the Fund’s net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Fund are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by SIMC and the Sub-Adviser and their affiliates. When considering the profitability of the Sub-Adviser, the

SEI Liquid Asset Trust / Annual Report / June 30, 2013	21

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

Board took into account the fact that the Sub-Adviser is compensated by SIMC and not by the Fund directly, and such compensation with respect to the Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Adviser is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Fund obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

22	SEI Liquid Asset Trust / Annual Report / June 30, 2013

Notice to Shareholders (Unaudited)

For shareholders that do not have a June 30, 2013 taxable year end, this notice is for informational purposes only. For shareholders with a June 30, 2013 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended June 30, 2013, the Fund is making the following dividend designations with regard to distributions paid during the year as follows:

(A) Long Term Capital Gains Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	(C) Dividends Qualifying For Corporate Dividends Rec. Deduction (1)
0.00%	100.00%	100.00%	0.00%
(D) Qualifying Dividend Income (2)	(E) U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
0.00%	2.32%	99.76%	100.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of “Total Ordinary Income.” Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for Fund shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gains Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Items (A) and (B) are based on the percentage of the Fund’s total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of the Fund.

Item (E) is based on the percentage of ordinary income of the Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Liquid Asset Trust / Annual Report / June 30, 2013	23

SEI LIQUID ASSET TRUST ANNUAL REPORT JUNE 30, 2013

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-097 (6/13)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one Audit Committee financial expert serving on the audit committee.

(a)(2) The Audit Committee financial experts are George J. Sullivan, Jr and Hubert L. Harris, Jr. Mr. Sullivan and Mr. Harris are independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for fiscal years 2013 and 2012 as follows:

		Fiscal Year 2013			Fiscal Year 2012
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$24,500	N/A	$0	$21,500	N/A	N/A
(b)	Audit-Related Fees(3)	$0	$0	$0	$20,000	N/A	N/A
(c)	Tax Fees (Tax return review services)(4)	N/A	$8,000	$0	N/A	$5,000	N/A
(d)	All Other Fees(2)	N/A	$237,000	$0	N/A	$236,000	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed under this category.
(3)	Audit-related fees include amounts related to attestation reporting over compliance with an exemptive order under the federal securities laws.
(4)	Tax fees include amounts related to tax compliance and consulting services.

(e)(1) All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the Audit Committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal Year 2013	Fiscal Year 2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for fiscal years 2013 and 2012 were $237,000 and $236,000 respectively. Non-audit fees consist of SSAE No.16 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax compliance and consulting services for various service affiliates of the registrant.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Registrant’s Audit Committee reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees on the Board. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended
(17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Liquid Asset Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: September 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: September 3, 2013

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: September 3, 2013